Accounts Receivable - Summary of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Mar. 31, 2012
Receivables [Abstract]
Customer trade receivables	$ 4,884	$ 5,135
Other receivables	1,755	1,965
Total	$ 6,639	$ 7,100